Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of current and deferred portions of net income tax expense
	2013	2012	2011
	(Dollars in Thousands)
Current
U.S.	$59,583	$40,375	$61,279
State	(1,530)	2,234	5,083
Foreign	3	33	15

Total current taxes	58,056	42,642	66,377

Deferred
U.S.	(1,692)	7,928	(2,296)
State	(125)	(5)	(3)

Total deferred taxes	(1,817)	7,923	(2,299)

Total income taxes	$56,239	$50,565	$64,078

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes
	2013	2012	2011
	(Dollars in Thousands)
Computed expected tax expense	$64,183	$55,634	$66,941
Change in taxes resulting from:
Tax-exempt interest income	(4,828)	(4,381)	(3,682)
State tax, net of federal income taxes and tax credit	(110)	1,446	3,302
Tax refunds	(966)	—	—
Other investment income	(2,656)	(2,691)	(3,083)
Other	616	557	600

Actual tax expense	$56,239	$50,565	$64,078

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities
	2013	2012
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$25,365	$24,323
Other real estate owned	3,878	3,919
Impairment charges on available-for-sale securities	5,327	3,611
Accrued expenses	399	137
Net unrealized gains on available for sale investment securities	24,235	—
Other	4,816	5,549

Total deferred tax assets	64,020	37,539

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(20,729)	(21,529)
Net unrealized gains on available for sale investment securities	—	(36,156)
Identified intangible assets and goodwill	(18,051)	(18,133)
Other	(11,476)	(10,182)

Total deferred tax liabilities	(50,256)	(86,000)

Net deferred tax asset (liability)	$13,764	$(48,461)